COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2021	Sep. 06, 2016	Jun. 05, 2016	Jan. 22, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jul. 24, 2019
Right of use asset					$ 403,014		$ 403,014		$ 453,322
Royalty percent			20
Licences			$ 1,000,000.0
sales			$ 4,000,000.0
Common shares issued					13,607,609		13,607,609		13,138,282	3,319,469	13,180,417
Netl loss					$ 68,000	$ 1,575,000	$ (1,626,000)	$ (2,445,000)	$ (279,000)	$ (1,921,000)
Accumulated deficit					141,900,000		$ 141,900,000		(140,000,000.0)
Shandong Yaohua Medical Instrument Corporation [Member]
Common shares issued												12,147
Shenghuo Medical, LLC [Member]
Payment receive descriptions			The right to receive payments equal to 2% of the Company’s future sales in the United States, up to an aggregate of $4.0 million
Series F-2 Convertible Preferred Shares
Common shares issued	88
Consulting Agreement [Member] | Series F-2 Convertible Preferred Shares
Description of exchange of subscription	(1) on September 26, 2021, 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; (2) on March 26, 2022, 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; (3) on September 26, 2022, 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and (4) on March 26, 2023, 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares.
Subscription receivable	$ 350,000
Common shares issued	88
Consulting Agreement [Member] | Mr. Blumberg
Description of exchange of subscription							-1 on September 26, 2021, 900,000 3-year warrants with an exercise price of $0.30 and 400,000 common stock shares; -2 on March 26, 2022, 900,000 3-year warrants with an exercise price of $0.40 and 400,000 common stock shares; -3 on September 26, 2022, 900,000 3-year warrants with an exercise price of $0.50 and 400,000 common stock shares; and -4 on March 26, 2023, 900,000 3-year warrants with an exercise price of $0.60 and 400,000 common stock shares.
Subscription receivable	$ 350,000
Proceeds from related party debt					233,635
Balance due for outstanding purchase order					$ 277,000		$ 277,000
Promotional Agreement [Member]
Consulting expenses							556,111
Netl loss									(719,000)
Accumulated deficit									$ 140,200,000
Fair vaue of warrants				$ 715,000
Description of four tranches				the Company will issue a total of 5,000,000 warrants, broken into four tranches of 1,250,000. The warrants have a strike price of $0.25 and are subject to vesting based upon the close of the Series D
Unrecognized consulting expense							$ 158,889
Royalty Agreement [Member]
Royalty paid description		royalty initially equal to $0.10, and from and after October 2, 2016, equal to $0.20, for each disposable
Royalty consideration		$ 50,000